CHANGES IN EQUITY - Basis for Dividends (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net income, attributable to equity holders of Ambev	R$ 14,457.9	R$ 12,671.0	R$ 11,379.4
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting
Retained earnings [member]
IfrsStatementLineItems [Line Items]
Net income, attributable to equity holders of Ambev	14,457.9	12,671.0	11,379.4
Prescribed/(complementary) dividends	20.9	24.7	26.1
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	11.8	11.8	11.8
Effect of application of IAS 29 (hyperinflation)	3,224.4	2,063.7	1,344.9
Retained earnings basis for dividends and destinations	17,715.0	14,771.2	12,762.2
Dividends and interest on capital paid based on profit	11,999.8	9,499.6	7,716.4
Total of dividends and interest on capital	R$ 11,999.8	R$ 9,499.6	R$ 7,716.4
Percentage of distributed profit	68.00%	64.00%	60.00%